Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	March 31, 2022	December 31, 2021
Laboratory equipment	329	336
Less: accumulated depreciation	(323)	(328)
	6	8

	As of December 31,
	2021 $	2020 $
Laboratory equipment	336	364
Less: accumulated depreciation	(328)	(343)
	8	21